Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Accounts receivable	$ (297)	$ (446)
Inventories	(362)	(159)
Prepaid expenses and other	25	69
Accounts payable	494	562
Accrued salaries and wages	7	94
Other accrued liabilities	(46)	(145)
Income taxes payable	(53)	(14)
Changes in operating assets and liabilities	$ (232)	$ (39)